Risk management_Maximum exposure to credit risk (Details)		Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
Categories of financial assets
Loans and other financial assets at amortized cost	[1]	₩ 282,457,578,000,000	$ 253,803,197,000	₩ 0
Securities at amortized cost	[1]	22,932,559,000,000	20,606,127,000	0
Loans and receivables	[1]	0	0	267,106,204,000,000
Financial assets at FVTPL (IAS 39)				5,795,774,000,000
Financial assets at FVTPL (IFRS 9)		4,262,619,000,000
AFS debt securities				13,229,244,000,000
Financial assets at FVTOCI	[2]	17,112,249,000,000
HTM securities	[1]	0	0	16,749,296,000,000
Derivative assets (Designated for hedging)		35,503,000,000	$ 31,901,000	59,272,000,000
Off balance sheet item
Off-balance accounts		110,463,121,000,000		93,620,040,000,000
Total		437,263,629,000,000		396,559,830,000,000
Korean treasury and government agencies
Categories of financial assets
Loans and other financial assets at amortized cost		13,547,154,000,000		0
Banks
Categories of financial assets
Loans and other financial assets at amortized cost		22,283,842,000,000		0
Corporates
Categories of financial assets
Loans and other financial assets at amortized cost		96,627,671,000,000		0
Consumers
Categories of financial assets
Loans and other financial assets at amortized cost		149,998,911,000,000		0
Korean treasury and government agencies
Categories of financial assets
Loans and receivables				8,823,584,000,000
Banks
Categories of financial assets
Loans and receivables				26,845,309,000,000
Corporates
Categories of financial assets
Loans and receivables				90,570,551,000,000
Consumers
Categories of financial assets
Loans and receivables				140,866,760,000,000
Deposits
Categories of financial assets
Financial assets at FVTPL (IFRS 9)		26,935,000,000		0
Debt securities
Categories of financial assets
Financial assets at FVTPL (IFRS 9)		1,824,155,000,000		0
Loans
Categories of financial assets
Financial assets at FVTPL (IFRS 9)		385,450,000,000		0
Derivative assets
Categories of financial assets
Financial assets at FVTPL (IFRS 9)		2,026,079,000,000		0
Deposits
Categories of financial assets
Financial assets at FVTPL (IAS 39)				25,972,000,000
Debt securities
Categories of financial assets
Financial assets at FVTPL (IAS 39)				2,644,333,000,000
Financial assets designated as at FVTPL
Categories of financial assets
Financial assets at FVTPL (IAS 39)				9,694,000,000
Derivative assets
Categories of financial assets
Financial assets at FVTPL (IAS 39)				3,115,775,000,000
Debt securities at FVTOCI
Categories of financial assets
Financial assets at FVTOCI				0
Debt securities at amortized cost
Categories of financial assets
Securities at amortized cost				0
Guarantees
Off balance sheet item
Off-balance accounts		12,666,417,000,000		12,859,715,000,000
Unused loan commitments
Off balance sheet item
Off-balance accounts		₩ 97,796,704,000,000		₩ 80,760,325,000,000

[1]	The consolidated statements of financial position as of December 31, 2018 were prepared in accordance with IFRS 9; however, the comparative consolidated statements of financial position as of December 31, 2017 were not retrospectively restated in accordance with IFRS 9.
[2]	Financial assets at FVTOCI has been disclosed as the amount before deducting loss allowance because loss allowance does not reduce the carrying amount.